Annual Total Returns - Fidelity Freedom® 2055 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2055 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2055 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.86%)
Annual Return 2019	25.57%
Annual Return 2020	18.28%
Annual Return 2021	16.56%